Accounts receivable, net - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	€ 2,042.7	€ 993.4
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	1,639.9	245.8
Irrevocable accounts receivable for down payments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	€ 402.8	€ 747.6